Taxation - Analysis of taxation charge for the year (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current tax
Current year	£ 1,041	£ 784	£ 697
Adjustments in respect of prior years	26	29	(19)
Current tax	1,067	813	678
Deferred tax
Origination and reversal of temporary differences	21	31	(119)
Changes in tax rates	3	78	45
Adjustments in respect of prior years	(42)	(15)	(15)
Deferred tax	(18)	94	(89)
Taxation on profit	1,049	907	589
United Kingdom
Current tax
Current year	174	100	108
Adjustments in respect of prior years	10	1	6
Current tax	184	101	114
Deferred tax
Origination and reversal of temporary differences	0	13	24
Changes in tax rates	2	46	6
Adjustments in respect of prior years	0	8	0
Deferred tax	2	67	30
Taxation on profit	186	168	144
Rest of world
Current tax
Current year	867	684	589
Adjustments in respect of prior years	16	28	(25)
Current tax	883	712	564
Deferred tax
Origination and reversal of temporary differences	21	18	(143)
Changes in tax rates	1	32	39
Adjustments in respect of prior years	(42)	(23)	(15)
Deferred tax	(20)	27	(119)
Taxation on profit	£ 863	£ 739	£ 445